Variflex Variable Annuity Variflex Extra Credit Variable Annuity Variflex LS Variable Annuity Variflex Signature Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated November 15, 2005,
To Prospectus Dated May 1, 2005

Effective November 1, 2005, the following new Subaccounts are available under the Contract:

  AIM V.I. Capital Development
  AIM V.I. International Growth
  Dreyfus IP Technology Growth
  MFS® VIT Research International
  MFS® VIT Total Return
  MFS® VIT Utilities
  PIMCO VIT CommodityRealReturn Strategy
  PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
  Royce Micro-Cap
  Salomon Brothers Variable Aggressive Growth
  Salomon Brothers Variable Small Cap Growth
  Van Kampen LIT Comstock
  Van Kampen LIT Government
  Van Kampen UIF Equity and Income

Effective July 1, 2005, all references to AIM V.I. Health Sciences are changed to AIM V.I. Global Health Care.

The list of Subaccounts on the cover page of the Prospectus is deleted in its entirety and replaced with the following list, which has been updated to reflect the changes discussed above:

  AIM V.I. Basic Value
  AIM V.I. Capital Development
  AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences)
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  AIM V.I. Real Estate
  American Century VP Ultra®
  American Century VP Value
  Dreyfus IP Technology Growth
  Dreyfus VIF International Value
  MFS® VIT Research International
  MFS® VIT Total Return
  MFS® VIT Utilities
  Oppenheimer Main Street Small Cap
  PIMCO VIT All Asset
  PIMCO VIT CommodityRealReturn Strategy
  PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  Royce Micro-Cap
  Rydex VT Sector Rotation
  Salomon Brothers Variable Aggressive Growth
  Salomon Brothers Variable Small Cap Growth
  SBL Equity
  SBL Large Cap Value
  SBL Money Market
  SBL Global
  SBL Diversified Income
  SBL Large Cap Growth
  SBL Enhanced Index
  SBL Mid Cap Growth
  SBL Managed Asset Allocation
  SBL Equity Income
  SBL High Yield
  SBL Small Cap Value
  SBL Social Awareness
  SBL Mid Cap Value
  SBL Main Street Growth and Income®
  SBL Small Cap Growth
  SBL Select 25
  SBL Alpha Opportunity
  Van Kampen LIT Comstock
  Van Kampen LIT Government
  Van Kampen UIF Equity and Income

The minimum and maximum total annual underlying fund operating expense table in the "Expense Table" Section of the Prospectus is updated by replacing it with the following:

	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses[1]	0.65%	2.78%[2]
  Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

  The total annual operating expenses for the most recent fiscal year were less than the amount shown because of reimbursement of expenses by the Fund's Investment Manager. The Investment Manager reimburses expenses in order to keep the Fund's total operating expenses at or below a specific level. The Investment Manager may eliminate all or part of the reimbursement at any time. With the fee reimbursement, the actual total annual fund operating expenses for the year ended December 31, 2004 was 2.57%.

The "Example" Section of each Prospectus is updated by replacing the table(s) with the respective table(s) below:

Variflex

Variflex Contract	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,124	$1,767	$2,419	$4,189
If you do not surrender or you annuitize your Contract	400	1,212	2,042	4,189

Variflex Contract - 401(k) and 408(k)	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,124	$1,951	$2,701	$4,189
If you do not surrender or you annuitize your Contract	400	1,212	2,042	4,189

Variflex Extra Credit

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,072	$1,875	$2,687	$4,519
If you do not surrender or you annuitize your Contract	439	1,326	2,224	4,519

Variflex LS

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$420	$1,269	$2,133	$4,355
If you do not surrender or you annuitize your Contract	420	1,269	2,133	4,355

Variflex Signature

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$962	$1,637	$2,320	$4,355
If you do not surrender or you annuitize your Contract	420	1,269	2,133	4,355

The table in the section, "The Contract - Transfers of Contract Value," is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers[1]
SBL Money Market	Unlimited
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income	8
PIMCO VIT All Asset, Rydex VT Sector Rotation	6
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Real Estate, Dreyfus IP Technology Growth, Dreyfus VIF International Value, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Oppenheimer Main Street Small Cap Fund, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Salomon Brothers Variable Aggressive Growth, Salomon Brothers Variable Small Cap Growth, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Growth, SBL Large Cap Value, SBL Main Street Growth and Income, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, SBL Social Awareness, Van Kampen LIT Government	4
American Century VP Ultra, American Century VP Value	2
Royce Micro-Cap	1[2]
  Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

  Number of round trip transfers in any 45-day period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

The "Objectives for Underlying Funds — AIM Variable Insurance Funds — AIM V.I. Health Sciences Fund" section of the Prospectus is deleted in its entirety and replaced with the following:

AIM V.I. Global Health Care Fund (Series I Shares). AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund) (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

Investment Objective: To seek capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

The following paragraphs are added to the "Objectives for Underlying Funds — AIM Variable Insurance Funds" section of the Prospectus:

AIM V.I. Capital Development Fund (Series II Shares). AIM V.I. Capital Development Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

Investment Objective: To seek long-term growth of capital. The Fund seeks to meet this objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The Fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. International Growth Fund (Series II Shares). AIM V.I. International Growth Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

Investment Objective: To seek long-term growth of capital. The Fund seeks to meet this objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

The following paragraphs are added to the "Objectives for Underlying Funds" section of the Prospectus:

Dreyfus Investment Portfolios  — Dreyfus Investment Portfolios is an open-end management investment company operating as a series company. Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, serves as investment adviser to the Portfolio.

Dreyfus IP Technology Growth Portfolio (Service Class). Dreyfus IP Technology Growth Portfolio (the "Portfolio") is a series of Dreyfus Investment Portfolios.

Investment Objective: To seek capital appreciation. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign securities.

MFS Variable Insurance Trust  — The MFS Variable Insurance Trust is an open-end management investment company. Shares of the Variable Insurance Trust's portfolios are available to separate accounts for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, serves as investment adviser of the series of the MFS Variable Insurance Trust.

MFS Research International Series (Service Class). MFS Research International Series (the "Series") is a diversified series of MFS Variable Insurance Trust.

Investment Objective: To seek capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of foreign companies. The Series focuses on foreign companies (including emerging market issuers) which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS Total Return Series (Service Class). MFS Total Return Series (the "Series") is a diversified series of MFS Variable Insurance Trust.

Investment Objective: To seek above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. The Series invests in a combination of equity and fixed income securities. Under normal market conditions, the Series invests at least 40%, but not more than 75%, of its net assets in common stocks and related securities, such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and at least 25% of its net assets in non-convertible fixed income securities.

MFS Utilities Series (Service Class). MFS Utilities Series (the "Series") is a non-diversified series of MFS Variable Insurance Trust.

Investment Objective: To seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

The following paragraphs are added to the "Objectives for Underlying Funds — PIMCO Variable Insurance Trust" section of the Prospectus:

PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class). PIMCO VIT CommodityRealReturn Strategy Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

Investment Objective: To seek maximum real return consistent with prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class). PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (the "Fund") is a series of the PIMCO Variable Insurance Trust.

Investment Objective: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The following paragraphs are added to the "Objectives for Underlying Funds" section of the Prospectus:

Royce  — The Royce Capital Fund is a diversified open-end management investment company. Shares of the Fund are available for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain retirement plans and accounts. Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019, serves as investment adviser of the Royce Micro-Cap Portfolio.

Royce Micro-Cap Portfolio. Royce Micro-Cap Portfolio (the "Fund") is a series of the Royce Capital Fund.

Investment Objective: To seek long-term growth of capital. The Fund invests primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies, which are defined as companies with stock market capitalizations less than $500 million at the time of investment.

Greenwich Street Series Fund  — The Greenwich Street Series Fund is an open-end management investment company. Shares of the Fund are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Salomon Brothers Asset Management Inc. ("Salomon"), 399 Park Avenue, New York, New York 10022, serves as the manager of the Greenwich Street Series Fund.

Salomon Brothers Variable Aggressive Growth Fund (Class II). Salomon Brothers Variable Aggressive Growth Fund (the "Fund") is a diversified series of the Greenwich Street Series Fund.

Investment Objective: To seek capital appreciation. The Fund invests primarily in common stocks of companies that the manager believes are experiencing, or will experience growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the Fund's assets may be invested in the securities of small- to medium-sized companies because such companies often achieve higher earnings growth rates.

Salomon Brothers Variable Series Funds Inc. — The Salomon Brothers Variable Series Funds Inc. is an open-end management investment company. Shares of the Fund are offered to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. Salomon Brothers Asset Management Inc., 399 Park Avenue, New York, New York 10022, serves as the investment manager of the Fund.

Salomon Brothers Variable Small Cap Growth Fund (Class II). Salomon Brothers Variable Small Cap Growth Fund (the "Fund") is a diversified series of the Salomon Brothers Variable Series Funds Inc.

Investment Objective: To seek long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with small market capitalizations and related investments.

Van Kampen Life Investment Trust  — Van Kampen Life Investment Trust is a diversified open-end management investment company that offers its shares only to separate accounts of various insurance companies to fund variable annuity and variable life products. Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020, serves as the investment adviser.

Van Kampen LIT Comstock Portfolio (Class II). Van Kampen LIT Comstock Portfolio (the "Portfolio") is a series of Van Kampen Life Investment Trust.

Investment Objective: To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Government Portfolio (Class II). Van Kampen LIT Government Portfolio (the "Portfolio") is a series of Van Kampen Life Investment Trust.

Investment Objective: To seek to provide investors with high current return consistent with preservation of capital. The Portfolio pursues its objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Universal Institutional Funds, Inc.  — Universal Institutional Funds, Inc. is an open-end management investment company that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020, serves as the investment adviser.

Van Kampen UIF Equity and Income Portfolio (Class II). Van Kampen UIF Equity and Income Portfolio (the "Fund") is a series of Universal Institutional Funds, Inc.

Investment Objective: To seek both capital appreciation and current income by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities.

Please Retain This Supplement For Future Reference